Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	MiNK Therapeutics, Inc.
Entity Central Index Key	0001840229
Entity Emerging Growth Company	true
Entity File Number	001-40908
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2142067
Entity Address, Address Line One	149 Fifth Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	994-8250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	INKT
Security Exchange Name	NASDAQ